Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses	The Company’s income tax expenses for years ended June 30, 2024 and 2023 are as follows:
	For the Years Ended June 30,
	2024	2023
Federal
Current	$12,690	$13,502
Deferred	—	—
State
Current	7,138	735
Deferred	—	—
Total provision for income taxes	19,828	14,237

Schedule of Effective Tax Rate	Reconciliations between the expected federal income tax rates using 21% for the years ended June 30, 2024 and 2023 to the Company’s effective tax rate are as follows:
	For the Years Ended June 30,
	2024	2023
Federal statutory tax rate	21.0%	21.0%
State statutory tax rate, net of deduction on federal tax return	4.2%	5.8%
Permanent difference	(1.7)%	1.3%
Others	0.9%	—%
Change in valuation allowance	(25.0)%	(8.4)%
Effective tax rate	(0.6)%	19.7%

Schedule of Deferred Tax	The Company’s deferred tax accounts are comprised of the following as of:
	June 30, 2024	June 30, 2023
Deferred tax assets
Net operating loss
Federal	$1,758,686	1,086,843
State	212,385	34,863
Capitalized R&D expense	70,451	55,540
Accrued warranty expense	7,382	—
Lease liabilities	109,903	—
Less: valuation allowance	(2,034,319)	(1,172,171)
Total deferred tax assets	124,488	5,075

Deferred tax liabilities:
Depreciation of property and equipment	$(14,371)	$(5,075)
Right of use assets	(110,117)	—
Total deferred tax liability	(124,488)	(5,075)
Total deferred tax accounts, net	$—	$—

Schedule of Taxes Payable	The Company’s taxes payable consist of the following:
	June 30, 2024	June 30, 2023
Income taxes payable	$—	$15,842